Account Payable	12 Months Ended
Dec. 31, 2024
Account Payable [Abstract]
ACCOUNT PAYABLE

Note 9 - ACCOUNT PAYABLE

The Company had accounts payable of $276,125 and $185,434 as of December 31, 2024 and 2023, respectively.

Accounts payable are payable for the purchase of consumptive biological assets.